KEY MANAGEMENT PERSONNEL'S REMUNERATION - Directors' remuneration (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Director option	Dec. 31, 2019 CNY (¥) Director option	Dec. 31, 2018 CNY (¥) Director option
Disclosure of transactions between related parties [line items]
Pension scheme contributions	¥ 900,000	¥ 1,075,000
Director [Member]
Disclosure of transactions between related parties [line items]
Fees	3,732	3,686	¥ 3,496
Salaries, allowances and benefits in kind	415	432	462
Performance related bonuses	769	1,904	1,013
Pension scheme contributions	265	314	286
Total paid/payable during the year	¥ 5,181	¥ 6,336	¥ 5,257
Number of directors exercised any share option | Director	0	0	0
Number of new share option granted to Directors in respect of their services to the Group under the applicable share option schemes of the Company | option	0	0	0
Executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	¥ 0	¥ 0	¥ 0
Salaries, allowances and benefits in kind	415	432	462
Performance related bonuses	769	1,904	1,013
Pension scheme contributions	265	314	286
Total paid/payable during the year	1,449	2,650	1,761
Executive directors [member] | Yuan Guangyu [member]
Disclosure of transactions between related parties [line items]
Fees		0	0
Salaries, allowances and benefits in kind		175	231
Performance related bonuses		1,034	546
Pension scheme contributions		128	143
Total paid/payable during the year		1,337	920
Executive directors [member] | Xu Keqiang [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	239	257	231
Performance related bonuses	576	870	467
Pension scheme contributions	149	186	143
Total paid/payable during the year	964	1,313	841
Executive directors [member] | Hu Guangjie [member]
Disclosure of transactions between related parties [line items]
Fees	0
Salaries, allowances and benefits in kind	176
Performance related bonuses	193
Pension scheme contributions	116
Total paid/payable during the year	485
Non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	0	0	0
Non-executive directors [member] | Yang Hua [member]
Disclosure of transactions between related parties [line items]
Fees		0	0
Salaries, allowances and benefits in kind		0	0
Performance related bonuses		0	0
Pension scheme contributions		0	0
Total paid/payable during the year		0	0
Non-executive directors [member] | Liu Jian [member]
Disclosure of transactions between related parties [line items]
Fees			0
Salaries, allowances and benefits in kind			0
Performance related bonuses			0
Pension scheme contributions			0
Total paid/payable during the year			0
Non-executive directors [member] | Wu Guangqi [member]
Disclosure of transactions between related parties [line items]
Fees			0
Salaries, allowances and benefits in kind			0
Performance related bonuses			0
Pension scheme contributions			0
Total paid/payable during the year			0
Non-executive directors [member] | Wang Dongjin [member]
Disclosure of transactions between related parties [line items]
Fees	0	0	0
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	0	0	0
Non-executive directors [member] | Li Yong [member]
Disclosure of transactions between related parties [line items]
Fees	0
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total paid/payable during the year	0
Non-executive directors [member] | Wen Dong Fen [member]
Disclosure of transactions between related parties [line items]
Fees	0
Salaries, allowances and benefits in kind	0
Performance related bonuses	0
Pension scheme contributions	0
Total paid/payable during the year	0
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Fees	3,732	3,686	3,496
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	3,732	3,686	3,496
Independent non-executive directors [member] | Chiu Sung Hong [member]
Disclosure of transactions between related parties [line items]
Fees	998	985	946
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	998	985	946
Independent non-executive directors [member] | Lawrence J. Lau [member]
Disclosure of transactions between related parties [line items]
Fees	846	835	802
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	846	835	802
Independent non-executive directors [member] | Tse Hau Yin, Aloysius [member]
Disclosure of transactions between related parties [line items]
Fees	1,042	1,029	946
Salaries, allowances and benefits in kind	0	0	0
Performance related bonuses	0	0	0
Pension scheme contributions	0	0	0
Total paid/payable during the year	1,042	1,029	946
Independent non-executive directors [member] | Kevin G. Lynch [member]
Disclosure of transactions between related parties [line items]
Fees		294	802
Salaries, allowances and benefits in kind		0	0
Performance related bonuses		0	0
Pension scheme contributions		0	0
Total paid/payable during the year		294	¥ 802
Independent non-executive directors [member] | Qiu Zhi Zhong [member]
Disclosure of transactions between related parties [line items]
Fees	846	543
Salaries, allowances and benefits in kind	0	0
Performance related bonuses	0	0
Pension scheme contributions	0	0
Total paid/payable during the year	¥ 846	¥ 543